Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of December 31, 2023 and 2022 consisted of the following:

	2023	2022
Raw materials	$5,687,671	$4,298,235
Work in process	916,997	642,235
Finished goods	546,208	1,300,383
Inventory valuation allowance	(94,417)	(13,397)
Total	$7,056,459	$6,227,456

The inventory valuation allowance recognized for the year ended December 31, 2023 was $81,621, and the inventory valuation allowance reversed for the year ended December 31, 2022 was $31,668. There were no write-offs for the years ended December 31, 2023, 2022 and 2021.